INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets
Carrying value	$ 6.0	$ 6.0
Impairment charges	0.0	$ 0.0
Freddie Mac Program Plus license
Intangible Assets
Carrying value	$ 1.0